UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          February 14, 2006
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   36
                                                     ------------

Form 13F Information Table Value Total:              $  110,110
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Adesa                   COM       00686U104   2021707            82789SH      SOLE           82789        0         0
Allete                  COM       018522300   1210088            27502SH      SOLE           27502        0         0
Brinks Company          COM       109696104   3793993            79190SH      SOLE           79190        0         0
Burlington Resource     COM       122014103   4625233            53657SH      SOLE           53657        0         0
Charles River Labs      COM       159864107   3001109            70831SH      SOLE           70831        0         0
Conseco                 COM       208464883   3248249           140192SH      SOLE          140192        0         0
Edward Lifesciences     COM       28176E108   2674774            64282SH      SOLE           64282        0         0
Gap (The)               COM       364760108   1902668           107861SH      SOLE          107861        0         0
Grant Prideco           COM       38821G101   3877839            87893SH      SOLE           87893        0         0
HCC Insurance Holdi     COM       404132102   4307874           145144SH      SOLE          145144        0         0
Host Marriott           COM       44107P104   4950308           261230SH      SOLE          261230        0         0
IDEX Corporation        COM       45167R104   2926210            71180SH      SOLE           71180        0         0
Interpublic Group       COM       460690100   2011205           208415SH      SOLE          208415        0         0
Jacobs Engineering      COM       469814107   3907887            57579SH      SOLE           57579        0         0
Kinder Morgan Energ     COM       494550106   2316018            48432SH      SOLE           48432        0         0
Kinder Morgan Manag     COM       49455U100   2129059            46834SH      SOLE           46834        0         0
Kroger                  COM       501044101   2958779           156715SH      SOLE          156715        0         0
La Quinta Corp          COM       50419U202   4781288           429200SH      SOLE          429200        0         0
PMI Group               COM       69344M101   3819674            93004SH      SOLE           93004        0         0
PartnerRe               COM       G6852T105   2009896            30606SH      SOLE           30606        0         0
Pioneer Natural Res     COM       723787107   4098370            79937SH      SOLE           79937        0         0
Prentiss Properties     COM        740706106  3680076            90464SH      SOLE           90464        0         0
Principal Financial     COM       74251V102   3558673            75030SH      SOLE           75030        0         0
Roper Industries        COM       776696106   1206872            30546SH      SOLE           30546        0         0
Ross Stores             COM       778296103   3338817           115530SH      SOLE          115530        0         0
SEI Corporation         COM       784117103   2885889            77997SH      SOLE           77997        0         0
ServiceMaster           COM       81760N109   1695777           141906SH      SOLE          141906        0         0
Southern Union Co.      COM       844030106   3631899           153699SH      SOLE          153699        0         0
Southwest Airlines      COM       844741108   2857456           173917SH      SOLE          173917        0         0
Tektronix               COM       879131100   4391169           155660SH      SOLE          155660        0         0
Union Pacific           COM       907818108   3371678            41879SH      SOLE           41879        0         0
Varian Medical Syst     COM       92220P105   1717399            34116SH      SOLE           34116        0         0
Wabtec                  COM       929740108   3259123           121157SH      SOLE          121157        0         0
Waddell & Reed Fina     COM       930059100   2907344           138643SH      SOLE          138643        0         0
Weatherford Interna     COM       G95089101   2483863            68615SH      SOLE           68615        0         0
Zebra Technnologies     COM       989207105   2551546            59546SH      SOLE           59546        0         0

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